Proceeds Receivable for the Transfer of Tower Assets - Additional Information (Detail) - China Tower Corporation Limited [member] - CNY (¥)			12 Months Ended
	Feb. 29, 2016	Oct. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Percentage of equity interest			38.00%	38.00%
Remaining cash consideration, first payment	¥ 5,000,000,000
China Mobile Communication Co. Ltd [member]
Disclosure of associates [line items]
Percentage of equity interest		38.00%
China United Network Communications Corporation Limited [member]
Disclosure of associates [line items]
Percentage of equity interest		28.10%
China Telecom Corporation Limited [member]
Disclosure of associates [line items]
Percentage of equity interest		27.90%
China Reform Holdings Corporation Ltd [member]
Disclosure of associates [line items]
Percentage of equity interest		6.00%